Concentrations of Credit and Market Risk - Percentage of Revenues Earned from Customers (Detail) (Sales)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Chevron
Concentration Risk [Line Items]
Percentage of revenues earned from customer	67.40%	55.60%	45.00%
Total
Concentration Risk [Line Items]
Percentage of revenues earned from customer	17.30%	22.60%	32.90%
Petrobras
Concentration Risk [Line Items]
Percentage of revenues earned from customer	15.30%	21.80%	22.10%